Feb. 01, 2018
MassMutual RetireSMART Growth Fund
<strong>MassMutual RetireSMARTSM</strong> Growth Fund

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated September 21, 2018 to the
Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

On September 24, 2018, the following information will replace similar information found on pages 29-30 for the MassMutual RetireSMARTSM Growth Fund:

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund is a "fund of funds" and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds ("Underlying Funds") using an asset allocation strategy. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC ("MML Advisers"), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual")), and may also include Barings Funds (advised by Barings LLC ("Barings"), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (advised by OFI Global Asset Management, Inc. ("OFI Global Asset Management"), a majority owned, indirect subsidiary of MassMutual), and other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments Most of the non-affiliated Underlying Funds in which the Fund invests will typically be passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry, although the Fund may also invest in non-affiliated actively managed funds. The Fund has an asset allocation strategy that emphasizes the potential for growth (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 97% of its assets invested in equity and similar funds and approximately 3% invested in fixed income funds, including money market funds. Under normal circumstances, the Fund's asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus five percentage points from this target asset allocation strategy. The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.

The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, the Fund's investment adviser, or its affiliates; the Fund will normally invest no more than 25% of its assets in mutual funds not advised by MML Advisers or its affiliates (referred to here as "non-affiliated" funds). MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest.

The table below shows the Fund's expected approximate allocation, as of September 24, 2018, among various asset classes and Underlying Funds. MML Advisers, does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds at any time and from time to time, and may invest the Fund's assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund's allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund's shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information ("SAI").

Equity Funds	96.2%
— U.S. Large Cap Equity Funds
Select Fundamental Value (Wellington Management/Barrow Hanley)	4.5%
Select Diversified Value (T. Rowe Price/Brandywine Global)	5.0%
Select Equity Opportunities (T. Rowe Price/Wellington Management)	3.6%
MM Select Equity Asset (J.P. Morgan)	22.7%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	5.0%
Select Fundamental Growth (Wellington Management)	2.7%
Select Growth Opportunities (Sands Capital/Jackson Square)	1.8%
— U.S. Small/Mid Cap Equity Funds
Select Mid-Cap Value (American Century)	2.7%
Vanguard Mid-Cap Index (Vanguard)	3.6%
Select Mid Cap Growth (T. Rowe Price/Frontier)	2.7%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.8%
Vanguard Small-Cap Index (Vanguard)	2.1%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.3%
— REIT Funds
Oppenheimer Real Estate (OFI Global Asset Management)	4.3%
— International Equity Funds
Select Overseas (MFS/Harris)	9.6%
Premier International Equity (OFI Global)	4.8%
Vanguard Developed Markets Index (Vanguard)	9.6%
— Emerging Markets Equity Funds
Premier Strategic Emerging Markets (OFI Global)	4.2%
Vanguard Emerging Markets Stock Index (Vanguard)	4.2%
Fixed Income Funds	2.1%
— U.S. Fixed Income Funds
Premier Core Bond (Barings)	0.4%
Premier Short-Duration Bond (Barings)	0.3%
Vanguard Total Bond Market Index (Vanguard)	0.1%
Vanguard Long-Term Treasury Index (Vanguard)	0.1%
Select Total Return Bond (MetWest)	0.3%
Select Strategic Bond (Western Asset)	0.3%
— Inflation Managed Funds
Premier Inflation-Protected and Income (Barings)	0.3%
— High Yield Funds
Premier High Yield (Barings)	0.1%
Barings Global Floating Rate (Barings)	0.1%
— International Bond Funds
Oppenheimer International Bond (OFI Global Asset Management)	0.1%

Other Funds	1.8%
— Commodities Funds
DFA Commodity Strategy (DFA)	1.8%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income, and certain other funds therefore may not equal 100%.

Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including "junk" or "high yield" bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts ("REITs"), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund's portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds' expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

<em>The following risks are added to the Principal Risks</em> for the MassMutual RetireSMARTSM Growth Fund:

Allocation Risk   The allocation of investments among the Underlying Funds' different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund's net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers or their affiliates as noted in "Principal Investment Strategies" may adversely affect Fund performance.

Geographic Focus Risk   When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Index Funds Risk   Certain Underlying Funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the Underlying Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Underlying Fund were not fully invested in such securities.

Inflation-Linked Securities Risk   Such securities may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund's portfolio manager or investors generally. Inflation-linked securities are subject to fixed income securities risks. When inflation is low, declining, or negative, the Fund's performance could lag the performance of more conventional bond funds.

Sector Risk   The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund's portfolio, and the Fund's performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE